Basis of Presentation and General Information, General Information (Details) $ / shares in Units, $ in Millions			6 Months Ended	12 Months Ended
	Apr. 14, 2025 USD ($) shares	Mar. 07, 2023 Vessel $ / shares shares	Jun. 30, 2026 Subsidiary $ / shares shares	Dec. 31, 2025 $ / shares shares	Mar. 11, 2025 $ / shares shares	Mar. 02, 2023 $ / shares
Basis of Presentation and General Information [Abstract]
Number of vessels owned by each subsidiary | Vessel		1
Common shares, issued (in shares)			34,559,330	21,473,509
Common shares outstanding (in shares)		9,461,009	34,559,330	21,473,509
Preferred shares par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001		$ 0.001
Number of wholly owned subsidiaries | Subsidiary			18
Robin [Member]
Basis of Presentation and General Information [Abstract]
Number of shares of common stock issued for shares of Company stock (in shares)		1
Number of shares of Company stock held to receive one share of Toro common stock (in shares)		10
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Basis of Presentation and General Information [Abstract]
Preferred stock, issued (in shares)		140,000
Preferred shares, dividend rate		1.00%	1.00%	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares		$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares		0.001
Preferred shares par value (in dollars per share) | $ / shares		$ 0.001
Series B Preferred Shares [Member]
Basis of Presentation and General Information [Abstract]
Preferred shares issued (in shares)		40,000
Preferred shares par value (in dollars per share) | $ / shares		$ 0.001
Related Party [Member] | Robin [Member]
Basis of Presentation and General Information [Abstract]
Common shares, issued (in shares)					2,386,732
Common shares outstanding (in shares)					2,386,732
Cash contribution | $	$ 10.4
Related Party [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member] | Robin [Member]
Basis of Presentation and General Information [Abstract]
Preferred stock, issued (in shares)	2,000,000
Preferred shares, dividend rate	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares					$ 25
Preferred shares, par value (in dollars per share) | $ / shares					0.001
Related Party [Member] | Series B Preferred Shares [Member] | Robin [Member]
Basis of Presentation and General Information [Abstract]
Preferred shares issued (in shares)	40,000
Preferred shares par value (in dollars per share) | $ / shares					$ 0.001